NET INVESTMENT IN DIRECT FINANCING LEASES (Summary of Risk Classification of Direct Financing Lease Receivables) (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Total	$ 83,536,203	$ 86,731,625
Normal [Member]
Total	80,397,048	86,731,625
Abnormal [Member]
Total	$ 3,139,155	$ 0